Consolidated Statements of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
REVENUE
Total revenue	¥ 574,120	$ 82,098	¥ 980,650	¥ 221,984
Cost of sales
Total cost of sales	(48,938)	(6,998)	(29,085)	(30,543)
Gross profit	525,182	75,100	951,565	191,441
Other income and gains	103,495	14,800	57,359	59,316
Selling and distribution expenses	(353,640)	(50,570)	(195,998)	(195,387)
Administrative expenses	(246,281)	(35,218)	(187,125)	(181,076)
Research and development expenses	(1,137,448)	(162,653)	(947,245)	(706,972)
Other expenses	(73,599)	(10,525)	(9,075)	(5,203)
Finance costs	(54,070)	(7,732)	(64,455)	(96,057)
Share of profit/(loss) of a joint venture	314	45	(281)	1,076
LOSS BEFORE TAX	(1,236,047)	(176,753)	(395,255)	(932,862)
Income tax credit/(expense)	(6,940)	(992)	(10,425)	7,150
LOSS FOR THE YEAR	(1,242,987)	(177,745)	(405,680)	(925,712)
Attributable to:
Ordinary equity holders of the Company	(1,242,769)	(177,714)	(405,433)	(925,637)
Non-controlling interests	(218)	(31)	(247)	(75)
LOSS FOR THE YEAR	¥ (1,242,987)	$ (177,745)	¥ (405,680)	¥ (925,712)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE COMPANY
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (3.49)	$ (0.5)	¥ (1.34)	¥ (3.28)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (3.49)	$ (0.5)	¥ (1.34)	¥ (3.28)
Intellectual Property
REVENUE
Total revenue			¥ 678,415
Products
REVENUE
Total revenue	499,272	71,395	260,835	193,535
Cost of sales
Total cost of sales	(46,661)	(6,672)	(27,031)	(29,342)
Others
REVENUE
Total revenue	74,848	10,703	41,400	28,449
Cost of sales
Total cost of sales	¥ (2,277)	$ (326)	¥ (2,054)	¥ (1,201)